Annual Fund Operating Expenses (INTEGRITY FUND OF FUNDS, INC.)	12 Months Ended
	May 01, 2011
INTEGRITY FUND OF FUNDS, INC.
Annual Fund Operating Expenses
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.31%
Miscellaneous Expenses	1.06%
Service Fees	0.25%
Acquired Fund Fees and Expenses	0.74%	[1]
Total Annual Fund Operating Expenses	2.95%
Fee Waivers and Expense Reimbursements	(0.56%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	2.39%

[1]	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 30, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and Acquired Fund Fees and Expenses) do not exceed 1.65% of the Fund's average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 30, 2012 with the approval of the Fund's Board of Directors.